Grants and investment tax credits (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Grants and investment tax credits
Grants and investment tax credits	$ 232,882	$ 1,458,632	$ 921,658
Grants and investment tax credits excluded from cost of sales		8,535
Grants and investment tax credits excluded from research and development expense	144,032	1,408,840	859,516
Grants and investment tax credits excluded from property and equipment and intangible asset		40,584	44,939
Grants Excluded From Office Salaries And Benefits	$ 88,850	$ 0	$ 17,203